RELATED PARTY BALANCES AND TRANSACTIONS - DUE FROM RELATED PARTY (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Due from Related Parties, Unclassified [Abstract]
Balance at the beginning		¥ 65
Advance for the Group's expenditure				¥ 65
Return of advance		(65)
Balance at the end				65
Changes in related party balances
Balance at the beginning of the period		(27)		(69)
Expense paid on behalf of the Group				(9)
Expense Reimbursement payment | $			$ (51)
exchange rate difference		1
Balance at the end of the period	$ (4)	(26)		(27)
Mr. Xiaoqiang Wei
Due from Related Parties, Unclassified [Abstract]
Balance at the beginning		65
Advance for the Group's expenditure				65
Return of advance		(65)
Balance at the end				65
Mr. Wang Song
Changes in related party balances
Balance at the beginning of the period				(51)
Expense Reimbursement payment				(51)
Ms. Kou Xiaohong
Changes in related party balances
Balance at the beginning of the period		(27)		(18)
Expense paid on behalf of the Group				(9)
exchange rate difference		1
Balance at the end of the period	$ (4)	¥ (26)		¥ (27)